MARKETABLE SECURITIES (Schedule of Changes in Fair Value of Company's Marketable Securities) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Balance at beginning of the period	$ 20,471	$ 8,678	$ 8,678
Additions	0	17,114	23,164
Sale or maturity	(5,646)	$ (7,995)	(11,807)
Changes in fair value during the period	87		(436)
Balance at end of the period	$ 14,912		$ 20,471